Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 29, 2020
Financial Instruments [Abstract]
Schedule of Unrealized Losses in Fair Value of Derivatives in Other Comprehensive Income
The Company recognized the following unrealized gains and losses in the fair value of derivatives designed as hedging instruments in other comprehensive income:

	Year ended
	March 29, 2020		March 31, 2019		March 31, 2018
	Net gain (loss)	Tax (expense) recovery	Net gain (loss)	Tax (expense) recovery	Net gain (loss)	Tax (expense) recovery
	$	$	$	$	$	$
Cross-currency swap designated as a cash flow hedge	1.3	(0.2)	(0.7)	0.2	1.5	(0.5)
Euro-denominated cross-currency swap designated as a net investment hedge	(0.3)	(0.2)	3.5	(1.2)	(3.5)	1.2
The Company recognized the following unrealized losses in the fair value of derivatives designated as cash flow hedges in other comprehensive income:

Year ended
	March 29, 2020		March 31, 2019		March 31, 2018
	Net loss	Tax recovery	Net loss	Tax recovery	Net loss	Tax recovery
	$	$	$	$	$	$
Forward foreign exchange contracts designated as cash flow hedges	(3.7)	1.1	(3.9)	0.8	(1.4)	0.5

Schedule of Gains (Losses) Reclassified from Other Comprehensive Income on Derivatives to the Consolidated Financial Statements
The Company reclassified the following gains and losses from other comprehensive income on derivatives designated as cash flow hedges to locations in the consolidated financial statements described below:

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
(Gain) loss from other comprehensive income	$	$	$
Forward foreign exchange contracts designated as cash flow hedges
Revenue	(0.2)	6.5	—
Selling, general and administrative expenses	1.0	(4.5)	0.3
Inventory	0.1	(1.0)	—
The Company reclassified the following gains and losses from other comprehensive income on derivatives designated as hedging instruments to selling, general and administrative expenses:

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
(Gain) loss from other comprehensive income	$	$	$
Cross-currency swap designated as a cash flow hedge	(5.3)	0.4	1.1

Schedule of Foreign Currency Forward Exchange Contracts
Foreign currency contracts outstanding as at March 29, 2020 related to operating cash flows are:

(in millions)	Aggregate Amounts		Currency
Forward contract to purchase Canadian dollars	US$	127.4	U.S. dollars
		€120.4	euros

Forward contract to sell Canadian dollars	US$	79.1	U.S. dollars
		€57.9	euros
		£0.2	British pounds sterling

Forward contract to purchase euros	CHF	2.1	Swiss francs
	CNY	455.1	Chinese yuan
		£30.1	British pounds sterling
	HKD	47.6	Hong Kong dollars
	SEK	4.8	Swedish kronor

Forward contract to sell euros	CHF	13.8	Swiss francs
		£1.8	British pounds sterling

Schedule of Aging of Trade Receivables
The aging of trade receivables is as follows:

			Past due
	Total	Current	< 30 days	31-60 days	> 61 days
	$	$	$	$	$
Trade accounts receivable	32.0	21.8	4.4	2.5	3.3
Credit card receivables	2.1	2.1	—	—	—
March 29, 2020	34.1	23.9	4.4	2.5	3.3

Trade accounts receivable	19.7	12.9	4.7	0.5	1.6
Credit card receivables	1.6	1.6	—	—	—
March 31, 2019	21.3	14.5	4.7	0.5	1.6

Schedule of Contractual Undiscounted Future Cash Flow Requirements
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at March 29, 2020:

Contractual obligations	2021	2022	2023	2024	2025	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	136.8	—	—	—	—	—	136.8
Term loan	—	—	—	—	159.3	—	159.3
Note payable (notes 5, 20)	3.0	—	—	—	—	—	3.0
Interest commitments relating to borrowings(1)	8.1	8.1	8.1	8.1	5.4	—	37.8
Foreign exchange forward contracts	7.8	—	—	—	—	—	7.8
Lease obligations	49.0	50.0	49.5	44.5	43.0	90.8	326.8
Pension obligation	—	—	—	—	—	2.8	2.8

(1)	Interest commitments are calculated based on the term loan balance and the interest rate payable on the loan of 5.10% as at March 29, 2020.